Contingencies and commitments	12 Months Ended
Dec. 31, 2023
Contingencies And Commitments [Abstract]
Contingencies and commitments	36 Other provisions
Recognition and measurement
Other provisions are recognised when it is more likely than not that we will become obliged, legally or constructively, to future expenditure because of a past event. The provision reflects the best estimate of the expenditure needed to settle the obligation which existed at the balance sheet date.
Where there is sufficient objective evidence of reasonably expected future events (such as changes in technology and new legislation) we reflect this in the amounts recognised. Other provisions includes provision for legal claims, residual consideration payable to Turquoise Hill Resources shareholders that dissented to the 2022 transaction, onerous contracts and claims for past royalties.

	2023 US$m	2022 US$m
Opening balance at 1 January as previously reported	1,298	1,019
Adjustment on currency translation	14	(43)
Adjustments to mining properties/right-of-use assets:
– decrease to existing and new provisions	—	4
Charged/(credited) to profit:
– increases to existing and new provisions	214	365
– change in discount rate	(18)	—
– unused amounts reversed	(31)	(66)
– exchange gain on provisions	(1)	—
– amortisation of discount	22	2
Utilised in year	(104)	(176)
Transfers and other movements(a)	(23)	193
Closing balance at 31 December	1,371	1,298
Balance sheet analysis:
Current	637	554
Non-current	734	744
Total	1,371	1,298
In 2022, Transfers and other movements included US$211 million for additional consideration to be paid to the dissenting shareholders of the Turquoise Hill Resources transaction. It represented the difference between the initial consideration of C$34.4 per share paid and C$43 per share paid to all other shareholders, with the final amount and timing to be determined by dissent proceedings. At 31 December 2023 those dissent proceedings remained ongoing and the provision is unchanged.
37 Contingencies and commitments
Recognition and measurement
Contingent liabilities, indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations, including those under contractual arrangements (for example, undertakings related to supplier agreements) not provided for on the balance sheet, where the likelihood of the contingent liabilities, guarantees or indemnities being called is assessed as possible rather than probable or remote.

Other relevant judgements - contingencies
Disclosure is made for material contingent liabilities unless the possibility of any loss arising is considered remote based on our judgement and legal advice. These are quantified unless, in our judgement, the amount cannot be reliably estimated. The unit of account for claims is the matter taken as a whole and therefore when a provision has been recorded for the best estimate of the cost to settle the obligation there is no further contingent liability component. This means that when a provision is recognised for the best estimate of the expenditure required to settle the present obligation from a single past event, a further contingent liability is not reported for the maximum potential exposure in excess of that already provided.
We have not established provisions for certain additional legal claims in cases where we have assessed that a payment is either not probable or cannot be reliably estimated. A number of our companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time. As a result, the Group may become subject to substantial liabilities that could affect our business, financial position and reputation. Litigation is inherently unpredictable and large judgements may at times occur. The Group may in the future incur judgements or enter into settlements of claims that could lead to material cash outflows. We do not believe that any of these proceedings will have a materially adverse effect on our financial position.

Contingent liabilities (subsidiaries, joint operations, joint ventures and associates)

	2023 US$m	2022 US$m
Contingent liabilities, indemnities and other performance guarantees(a)	435	498
(a)There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.
Contingent liabilities - not quantifiable
The current status of contingent liabilities where it is not practicable to provide a reliable estimate of possible financial exposure is:
Litigation disputes

Litigation matter	Latest update
2011 Contractual payments in Guinea
On 6 March 2023, we resolved a previously self-disclosed investigation by the SEC into certain contractual payments totalling US$10.5 million made to a consultant who had provided advisory services in 2011, relating to the Simandou project in the Republic of Guinea. Without admitting to or denying the SEC’s findings, Rio Tinto paid a US$15 million civil penalty for violations of the books and records and internal controls provisions of the Foreign Corrupt Practices Act. In August
2023, the UK Serious Fraud Office announced that it was not in the public interest to proceed with a prosecution and closed its case. It also announced that the Australian Federal Police maintains a live investigation into the matter. Rio Tinto continues to co-operate fully with relevant authorities in connection with open investigations. In August 2018, the court dismissed a related US class action commenced on behalf of securities holders.
No provision has been recognised for other related investigations.

Capital commitments
Our capital commitments includes:
–open purchase orders for managed operations and non-managed tolling entities;
–expenditure on major projects already authorised by our Investment Committee for non-managed operations.
On a legally enforceable basis, capital commitments would be approximately US$1.4 billion (2022: US$1.0 billion) as many of the contracts relating to the Group’s projects have various cancellation clauses.
The Group's share of joint venture capital commitments was US$227 million at 31 December 2023 (2022: US$15 million).

Impact of climate change on our business - decarbonisation capital commitments
Capital commitments do not include the estimated incremental capital expenditure relating to decarbonisation projects of US$5 billion to US$6 billion between 2022 and 2030 unless otherwise contractually committed (revised from US$7.5 billion in prior year). Included in capital commitments in 2023 are contractually committed decarbonisation capital commitments of US$123 million (US$8 million in 2022), inclusive of
Amrun power purchase agreement, which is a treated as a lease, which has not yet commenced (disclosed in note 21).

37 Contingencies and commitments continued

	2023 US$m	2022 US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	3,662	2,313
Between 1 and 3 years	597	866
Between 3 and 5 years	27	86
After 5 years	99	89
Total	4,385	3,354

Group's share of joint venture capital commitments
Within 1 year	128	15
Between 1 and 3 years	99	—
Total	227	15
Other commitments
The Group has also made other commitments to incur a minimum amount of expenditure on community development initiatives as part of its agreements with various stakeholders. As of 31 December 2023, a total of US$173 million (2022: US$nil) of such expenditure is estimated to be incurred over the next 25 years, out of which US$10 million is expected to be incurred within the next year.
Unrecognised commitments to contribute funding or resources to joint ventures
Along with the other joint venture partners, we have commitments to provide emergency funding (such as funding required to preserve the life or assets of the company or to comply with applicable laws) if required by Sohar Aluminium Company L.L.C., subject to approved thresholds.
At 31 December 2023, Minera Escondida Ltda held an undrawn shareholder line of credit for US$225 million (Rio Tinto share) (2022:
US$225 million). The current facility has been extended during the year and will now mature in September 2024.
Purchase obligations
Purchase obligations are enforceable and legally binding agreements to buy goods or services. They specify all significant terms, including fixed or minimum quantities to be purchased or consumed; fixed, minimum or variable price provisions; and the approximate timing of the transactions.
Purchase obligations for goods mainly relate to purchases of raw materials and consumables, and purchase obligations for services mainly relate to charges for the use of infrastructure, commitments to purchase power and freight contracts. These goods and services are expected to be used in the business. To the extent that this changes, a provision for onerous obligations may be made.
Purchases from joint arrangements or associates are included if the quantity to be purchased is in excess of our ownership interest in the entity.
However, purchase obligations exclude contracted purchases of bauxite, alumina and aluminium from joint arrangements and associates and contracted purchases of alumina from third parties. This is because these purchases are made for commercial reasons and the Group is, overall, a net seller of these commodities.
The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December is shown in the table below.

	2023 US$m	2022 US$m
Within 1 year	2,927	3,618
Between 1 and 2 years	1,663	2,091
Between 2 and 3 years	1,496	1,632
Between 3 and 4 years	1,147	1,309
Between 4 and 5 years	948	907
After 5 years	6,365	6,574
Total	14,546	16,131
Guarantees by parent companies
Rio Tinto plc and Rio Tinto Limited have, jointly and severally, fully and unconditionally guaranteed the following securities issued by the following
100% owned finance subsidiaries: US$6.2 billion (2022: US$4.4 billion) Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc bonds with maturity dates up to 2053; and US$1.1 billion (2022: US$1.0 billion) on the European Debt Issuance Programme. In addition, Rio Tinto Finance plc and Rio Tinto Finance Limited have entered into undrawn facility arrangements for an aggregate amount of US$7.5 billion (2022: US$7.5 billion).
The facilities are guaranteed by Rio Tinto plc and Rio Tinto Limited.
Rio Tinto plc has provided a guarantee, known as the completion support undertaking (CSU), in favour of the Oyu Tolgoi LLC project finance lenders. During the year, a wholly owned subsidiary of Rio Tinto plc became a lender under the project finance facility ranking pari passu with the external lenders.
At 31 December 2023, a total of US$4.7 billion of project finance debt was outstanding under this facility of which US$3.9 billion is owed to external third party lenders (2022: US$3.9 billion). Rio Tinto plc, through its subsidiaries, owns 66% of Oyu Tolgoi LLC, with the remaining share owned by
Erdenes Oyu Tolgoi LLC (34%), which is controlled by the Government of Mongolia. The project finance has been raised for development of the underground mine and the CSU will terminate on the completion of the underground mine according to a set of completion tests set out in the project finance facility. The CSU contains a carve-out for certain political risk events.